Contingent Liabilities (Detail) R in Millions, $ in Millions	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) company	Dec. 31, 2025 ZAR (R) company	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 USD ($)	May 31, 2017 USD ($)	May 31, 2017 ZAR (R)
Disclosure of contingent liabilities [line items]
Silicosis settlement costs		$ 5.7		$ 4.9		$ 5.1
Silicosis
Disclosure of contingent liabilities [line items]
Number of gold mining companies | company		6	6
Silicosis settlement costs		$ 5.7	R 94.6	$ 4.9	R 92.0
Nominal amount of provision		6.5	107.4
Legal proceedings | Entering into significant commitments or contingent liabilities [member] | Tarkwa
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 474.9
Legal proceedings | Entering into significant commitments or contingent liabilities [member] | Damang
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 264.7
Alleged thefts | Randgold and exploration summons
Disclosure of contingent liabilities [line items]
Amount of summons claims computed pursuant to allegedly received							$ 2,600.0	R 43,700.0
Alleged thefts | Randgold and exploration summons | Forecast
Disclosure of contingent liabilities [line items]
Amount of summons claims to be abandoned		$ 1,900.0	R 31,000.0